Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Taxation on Ordinary Activities

(a) Summary of taxation on ordinary activities

	2019 £m	2018 £m	2017 £m

UK corporation tax	8	60	26

Comprising:

– current year tax expense	41	66	26

– adjustments in respect of prior periods	(33)	(6)	–

Overseas tax	2,047	2,455	1,617

Comprising:

– current year tax expense	2,074	2,460	1,615

– adjustments in respect of prior periods	(27)	(5)	2

Total current tax	2,055	2,515	1,643

Deferred tax	8	(374)	(9,772)

Comprising:

– deferred tax relating to origination and reversal of temporary differences	55	(304)	(152)

– deferred tax relating to changes in tax rates	(47)	(70)	(9,620)

	2,063	2,141	(8,129)

Summary of Factors Affecting Taxation Charge

The taxation charge differs from the standard 19% (2018: 19%; 2017: 19%) rate of corporation tax in the UK. The major causes of this difference are listed below:

	2019		2018		2017

	£m	%	£m	%	£m	%

Profit before tax	7,912		8,351		29,527

Less: share of post-tax results of associates and joint ventures (see note 5)	(498)		(419)		(24,209)

	7,414		7,932		5,318

Tax at 19% (2018 and 2017: 19%) on the above	1,409	19.0	1,507	19.0	1,010	19.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	353	4.8	384	4.8	389	7.3
Other national tax charges	147	2.0	204	2.6	119	2.2
Permanent differences	122	1.6	7	0.1	40	0.8
Overseas tax on distributions	-	-	–	–	25	0.5
Overseas withholding taxes	106	1.4	155	1.9	191	3.6
Double taxation relief on UK profits	(29)	(0.4)	(35)	(0.4)	(29)	(0.5)
Unutilised/(utilised) tax losses	16	0.2	5	0.1	(38)	(0.7)
Adjustments in respect of prior periods	(60)	(0.8)	(11)	(0.1)	2	0.0
Deferred tax relating to changes in tax rates	(47)	(0.6)	(70)	(0.9)	(9,620)	(180.9)
Deemed US repatriation tax	–	–	–	–	34	0.6
Release of deferred tax on unremitted earnings of associates	–	–	–	–	(180)	(3.4)
Additional net deferred tax charges/(credits)	46	0.6	(5)	(0.1)	(72)	(1.4)
						0.0
						0.0
	2,063	27.8	2,141	27.0	(8,129)	(152.9)

Summary of Tax on Items Recognised Directly in Other Comprehensive Income

(f) Tax on items recognised directly in other comprehensive income

	2019 £m	2018 £m	2017 £m

Current tax	(7)	(8)	(4)

Deferred tax	138	(7)	(133)

Credited/(charged) to other comprehensive income	131	(15)	(137)